TAXATION - Current and deferred components (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
TAXATION
Current income tax expenses	¥ 12,012	$ 1,646	¥ 21,666	¥ 22,953
Total income tax expenses	¥ 12,012	$ 1,646	¥ 21,666	¥ 22,953